Stock Option Plan (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Stock Option Plan [Line Items]
Vest over years	4 years		4 years
Fair value of options vested	$ 0.1	$ 0.1	$ 0.1
Unrecognized stock-based compensation expense	$ 0.1	$ 0.1	$ 0.1
Exercised stock option
Excepted term recognized	3 months 18 days	1 year 1 month 6 days	4 months 24 days
Reserved shares	4,636,454
Equity Incentive Plan [Member]
Stock Option Plan [Line Items]
Common stock	2,000,000		2,000,000
Exercise price	110.00%		110.00%
Date of grant			five
Exercised stock option			1,380,015
Date of grant expiration	5 years
2018 Plan [Member]
Stock Option Plan [Line Items]
Exercised stock option	1,380,015